Changes in Liabilities Arising from Financial Activities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Bank Loans Financial Liability Roll Forward

The change in bank loans balances is detailed as follows:

BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance at 1 January	536	742
New bank loans	220	—
Installments	(245)	(207)

Closing balance at 31 December	510	536

Summary of Finance Leases Financial Liability Roll Forward

The change in finance lease liability balances is detailed as follows:

FINANCE LEASES FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance at 1 January	909	735
New finance leases	730	543
Installments	(503)	(369)

Closing balance at 31 December	1,136	909

Summary of Recoverable Cash Advance Liability Roll Forward

The change in recoverable cash advance liability balances is detailed as follows:

RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance at 1 January	1,770	8,438
Repayments	(226)	(1,233)
Proceeds—Liability component	598
Remeasurement	998	(80)
Derecognition of liability (non-recurring gain)		(5,356)

Closing balance at 31 December	3,140	1,770